Nature of Business and Summary of Significant Accounting Policies (Details) - Schedule of Anti-Dilutive Shares - shares		3 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2022	May 31, 2023		May 31, 2022
Schedule Of Anti Dilutive Shares Abstract
Weighted average common shares outstanding – basic	799,141,770	799,141,770	744,224,695	785,412,500		605,817,180
Series A Preferred	1,168,177,320
Series B Preferred	5,373,342,576
Series C Preferred	1,206,351,359
Series D Preferred	1,130,954,399
Weighted average common shares outstanding and assumed conversion – diluted	9,677,967,425	799,141,770	9,688,082,324	9,664,238,154	[1]	605,817,180	[1]

[1]	Due to a net loss for the year ended May 31, 2022, only weighted average common shares are used in calculations. As May 31, 2022, the Company’s dilution of all outstanding securities would be as follows: